Expense Example - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - Select Telecommunications Portfolio	Apr. 29, 2023 USD ($)
Fidelity Advisor Telecommunications Fund - Class A
Expense Example:
1 year	$ 684
3 years	913
5 years	1,161
10 years	1,871
Fidelity Advisor Telecommunications Fund - Class C
Expense Example:
1 year	291
3 years	591
5 years	1,016
10 years	2,005
Fidelity Advisor Telecommunications Fund - Class M
Expense Example:
1 year	487
3 years	775
5 years	1,084
10 years	1,960
Fidelity Advisor Telecommunications Fund - Class I
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	966
Fidelity Advisor Telecommunications Fund - Class Z
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	$ 835